Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

The accounts receivable, net consists of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Accounts receivables	225,353	259,743
Less: Allowance for credit losses	(1,996)	(11,696)
Accounts receivable, net	223,357	248,047

Schedule of Movements in the Allowance for Credit Losses

The movements in the allowance for credit losses were as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Beginning balance	(931)	(1,996)
Addition in allowance for credit losses	(1,065)	(9,700)
Ending balance	(1,996)	(11,696)